Consolidation of subsidiaries (Details Text) (Detail) - BRL (R$) R$ in Thousands													1 Months Ended		12 Months Ended
	Dec. 05, 2018	Apr. 27, 2018	Mar. 29, 2018	Mar. 12, 2018	Jan. 15, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 03, 2017	May 02, 2017	Jul. 29, 2016	Jul. 26, 2013	Apr. 05, 2011	Nov. 30, 2017	May 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidation of subsidiaries (Details Text)
Total equity						R$ 870,391										R$ 6,574,376	R$ 870,391	R$ 626,862	R$ 461,877
Net+Phone
Consolidation of subsidiaries (Details Text)
Total equity										R$ 44,317						R$ 28,948
Ownership - %																99.99%
Boa Compra
Consolidation of subsidiaries (Details Text)
Total equity										R$ 12,034						R$ 26,549
Ownership - %																99.99%
Boa Compra | UBN Internet Ltda. ("UBN"), a subsidiary of UOL, acquired equity interest
Consolidation of subsidiaries (Details Text)
Ownership - %												51.00%
Boa Compra | UBN Internet Ltda. ("UBN"), a subsidiary of UOL, acquired additional
Consolidation of subsidiaries (Details Text)
Ownership - %											24.00%
Boa Compra | UBN Internet Ltda. ("UBN"), a subsidiary of UOL, increasing its total ownership
Consolidation of subsidiaries (Details Text)
Ownership - %											75.00%
Boa Compra | UBN Internet Ltda. ("UBN"), a subsidiary of UOL, acquired the remaining
Consolidation of subsidiaries (Details Text)
Ownership - %														25.00%
Boa Compra | UBN Internet Ltda. ("UBN"), a subsidiary of UOL, has became the owner of Boa Compra
Consolidation of subsidiaries (Details Text)
Ownership - %														100.00%
Boa Compra | Subsequently, UOL transferred its equity interest in Boa Compra to PagSeguro Brazil as a capital contribution
Consolidation of subsidiaries (Details Text)
Ownership - %										99.90%
BCPS
Consolidation of subsidiaries (Details Text)
Total equity																R$ 2,074
Ownership - %						99.50%										99.50%
R2TECH
Consolidation of subsidiaries (Details Text)
Total equity																R$ 3,868
Ownership - %									51.00%							51.00%
BIVACO Holdings SA
Consolidation of subsidiaries (Details Text)
Ownership - %								51.40%
BIVA
Consolidation of subsidiaries (Details Text)
Total equity																R$ (3,468)
Ownership - %		2.40%		0.50%	15.10%		59.30%	51.40%					59.30%		59.30%	77.35%	59.30%
FIDC
Consolidation of subsidiaries (Details Text)
Total equity			R$ 20,000													R$ 532,476
Ownership - %																100.00%
Rate the senior mezzanine quotes pay as a percentage of Interbank Deposit Certificate (CDI)			107.00%
FIDC | Subordinated quotes
Consolidation of subsidiaries (Details Text)
Ownership - %																100.00%
TILIX
Consolidation of subsidiaries (Details Text)
Total equity																R$ 435
Ownership - %	100.00%															100.00%